DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2020
DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE
DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE

(a)     Derivative Warrant Liability from Financing

On November 17, 2017, Neovasc completed an underwritten public offering (the “2017 Public Transaction”) of 6,609,588 Series A units (the “Series A Units”) and 19,066,780 Series B units (the “Series B Units”) of the Company, at a price of $1.46 per Unit for gross proceeds of $37,487,497 before deducting the underwriting discounts and commissions and other estimated offering costs.

Each Series A Unit was comprised of:

(i)	0.001 Common Share
(ii)

one Series A Common Share purchase warrant of the Company exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series A Warrant Share for a period of five years following issuance (each, a "Series A Warrant"),

(iii)

one Series B Common Share purchase warrant of the Company exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series B Warrant Share for a period of two years following issuance (each, a "Series B Warrant"); and

(iv)

0.40 Series C Warrant of the Company to purchase a unit at an exercise price of $1.46 per unit for a period of two years following issuance (each, a "Series C Unit") comprised of 0.001 Common Shares, one Series A Warrant and one Series B Warrant.

Each Series B Unit was comprised of:

(i)

either 0.001 Common Shares or one Series D Common Share purchase warrant of the Company exercisable for 0.001 Common Shares (each, a "Series D Warrant") at an exercise price of $1,460 per Series D Warrant Share, all of which were be pre-funded except for a nominal exercise price of $0.001 per Series D Warrant Share for a period of five years following issuance,

(ii)	one Series A Warrant,
(iii)	one Series B Warrant,
(iv)	0.40 Series C Warrant, and
(v)

1.1765 Series F Common Share purchase warrant of the Company with each warrant exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series F Warrant Share for a period of two years following issuance (each, a "Series F Warrant").

15,493 Common Shares and 3,573,830 Series D Warrants were issued as part of the Series B Unit. Since initial issuance and during the period up to December 31, 2018, all of the 3,573,830 Series D Warrants were exercised for gross proceeds of $35,738 and 3,573 Common Shares were issued from treasury.  All the warrants (collectively, the “2017 Warrants”) issued pursuant to the 2017 Public Transaction and the 2017 Private Placement (as defined below) included various price adjustment clauses, some of which caused the number of shares to be issued upon exercise to be variable, and therefore do not meet the fixed for fixed test under IAS 32 – Financial instruments; presentation.  Accordingly, the warrants have been accounted for as derivative financial liabilities and measured at fair value through profit and loss (“FVTPL”). The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy.

The total fair value of the warrants issued in connection with the 2017 Public Transaction, together with the Series E Warrants (as defined below) issued in connection with the Private Transaction (as defined below), was $89,470,273 which exceeded the transaction price giving rise to a loss of $45,132,259. Since the fair values of the derivatives were not determined using a valuation that only used data from observable markets, the loss on initial recognition has been recognized in income over the expected term of the instruments on a straight-line basis depending on the term of the warrants.

(b)     2017 Convertible Notes

On November 17, 2017, the Company also completed a brokered private placement (the “2017 Private Placement” and together with the 2017 Public Transaction the “2017 Financings”) for the sale of $32,750,000 aggregate principal amount of senior secured convertible notes of the Company (the "2017 Notes") and Series E warrants (the "Series E Warrants") to purchase one Common Share per Series E Warrant for gross proceeds of $27,837,500.

The 2017 Notes were issued with an original issue price of $850 per $1,000 principal amount of note. The 2017 Notes have an 18-month term and carry an interest rate of 0.0% per annum (increasing to 15% upon an event of default) from the closing date of the Private Transaction (“Private Transaction”). On September 12, 2018, the Company and the holders of  2017 Notes amended certain terms of the 2017 Notes, including a one-year extension of the maturity date of the 2017 Notes from May 17, 2019 until May 17, 2020 and certain other amendments. Upon any event of a default, the interest rate applicable to the 2017 Notes would automatically be increased to 15% per annum. Interest on the 2017 Notes, as applicable, will commence accruing on the date of issue, will be computed on the basis of a 360-day year and twelve 30-day months and became payable in cash on January 1, 2018 and on the first day of each calendar quarter thereafter up to, and including, the maturity date.

The conversion option contained within the 2017 Notes contains similar price adjustment characteristics to certain of the warrants, which precludes the 2017 Notes from being recognized within equity. The 2017 Notes contain a future-priced conversion mechanism that allows the holder of a 2017 Notes to replace the conversion price then in effect with a price (the "Alternate Conversion Price") that is 85% of the lowest volume weighted average price ("VWAP") of the Common Shares during the ten consecutive trading day period ending and including the date of delivery of the applicable conversion notice. The 2017 Notes are also subject to full ratchet anti-dilution provisions in certain circumstances.

Accordingly, the Company has elected to measure the 2017 Notes at FVTPL.  The Series E Warrants are also classified as derivative financial liabilities and measured at FVTPL. The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy. The fair value of the convertible debt was $26,100,900 which exceeded the transaction price giving rise to a loss of $5,113,917. Since the fair value of the convertible debt is not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instrument. As at December 31, 2020 the loss on initial recognition has been fully amortized.

On May 26, 2020, the Company made a final payment of $2,897,000 to holders of the 2017 Notes and $1,016,000 in 2017 Notes was converted for the issuance of 500,014 Common Shares. The Company and certain holders of the 2017 Notes have also agreed to a mutual release (the “Settlement”) in return for the issuance by the Company, in the aggregate, of 500,000 Settlement Warrants to such holders.

(c)     2019 Convertible Notes

On May 16, 2019, the Company completed a private placement of (i) 15% original issue discount convertible notes (“2019 Notes”) with a face value of $11.5 million, for gross proceeds to the Company of $9,775,000, and (ii) 334,951 Common Shares of the Company at a price of $5.15 per Common Share, for gross proceeds to the Company of $1,725,000.

The 2019 Notes have the following key terms:

•

For the first year after the closing date, interest at a rate of 8% of which 5% is payable in cash on or about May 17, 2020 (when the existing 2017 Notes issued by the Company mature). The remainder is deferred and will be due on maturity of the 2019 Notes.

•

After the first year and until maturity, interest at a rate of 10% of which 7% is payable in cash at the end of May and November each year. The remainder is deferred and will be due on maturity of the 2019 Notes.

•

The 2019 Notes were issued at an original discount of $1.725 million. A separate subscription for Common Shares of the Company by the holder of the 2019 Notes was made for this amount (at market price) concurrent with the issuance of the 2019 Notes.

•

The Company has a prepayment option whereby it may voluntarily prepay the 2019 Notes prior to maturity. Prepayment penalties of 3% (if prepaid prior to the 1st anniversary of issuance), 2% (if prepaid between the 1st and 2nd anniversaries of issuance) and 1% (if prepaid after the 2nd anniversary) apply.

•

The 2019 Notes are convertible into Common Shares of the Company at the option of the holder (however, the holder may not own > 19.99% of the total outstanding Common Shares of the Company as a result of the conversion). The conversion price fluctuates from $7.50 per common share (prior to the 2nd anniversary of issuance) to $8.50 between the 2nd and 3rd anniversaries of issuance to $9.70 after the 3rd anniversary of issuance. The conversion price would also be altered subject to certain anti-dilution provisions.

Accordingly, the 2019 Notes contain two embedded derivatives: the conversion option and the prepayment option. Accordingly, the Company has elected to measure the 2019 Notes at FVTPL. The fair values of the 2019 Notes were calculated using the Cox Ross Rubinstein binomial tree model and have been classified as level 3 in the fair value hierarchy.

(d) 2020 Convertible Notes

On May 28, 2020, the Company issued senior secured convertible notes (“2020 Notes”) with a principal amount of $5 million, convertible at $2.815 per Common Share for 1,776,041 Common Shares and 2,573,959 Warrants (“2020 Warrants”) exercisable at $2.634 per 2020 Warrant with a 4-year term.

The 2020 Notes have the following key terms:

•

The 2020 Notes will bear interest at the rate of 8% computed on the basis of a 360-day year and twelve 30-day months and shall be payable in additional 2020 Notes on the date that is six-months after issuance and on each six-month period thereafter up to, and including, the maturity date.

•	The 2020 Notes will have a maturity date of 48 months after issuance with the holder’s option for early redemption at 24 months.
•	Change of control redemption option with option premia of 125% in the first year, 115% in the second year, 105% in the third year, and 100% thereafter.
•

The 2020 Notes are convertible into Common Shares of the Company at the option of the holder (however, the holder may not own greater than 9.99% of the total outstanding Common Shares of the Company as a result of the conversion).

•	The conversion option caused the number of shares to be issued upon exercise to be variable, and therefore do not meet the fixed of fixed test under IAS 32- Financial instruments – presentation.

Accordingly, the 2020 Notes contain three embedded derivatives: change in control redemption option, the early redemption option and the conversion option but will not be separated from the host debt instrument and the entire hybrid contract will be designated as at fair value through profit or loss. The fair values of the 2020 Notes were calculated using the Cox Ross Rubinstein binomial tree model and have been classified as level 3 in the fair value hierarchy. The fair value of the convertible debt was $6,449,634 which exceeded the transaction price giving rise to a loss of $3,511,670.  Since the fair value of the convertible debt is not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instrument.

(e)     Warrants and Convertible Notes Model

The 2017 Warrants were accounted for based on the level 3 fair value estimate of Series A Warrants, Series B Warrants, Series C Warrants, Series D Warrants, Series E Warrants and Series F Warrants by using a binomial option pricing model.

The 2017 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at December 31, 2020,2019 and 2018 are summarized below:

	March 31,	December 31,	December 31,
Valuation Date	2020	2019	2018
Price of Common Shares	$1.46	$5.41	$6.03
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	100.84%	129.54%	141.96%
Historical volatility of index	36.07%	11.65%	15.37%
Volatility input	75.16%	70.59%	78.67%
Risk-free rate	1.11%	1.79%	2.52%
Credit spread	29.58%	23.00%	24.51%

The 2019 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at initial recognition and at December 31, 2020 and 2019 are summarized below:

Valuation Date	December 31, 2020	December 31, 2019	May 16, 2019
Price of Common Shares	$0.95	$5.41	$49.46
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	103.42%	124.77%	142.38%
Historical volatility of index	23.11%	13.76%	15.66%
Volatility input	63.26%	69.26%	79.02%
Risk-free rate	0.19%	1.65%	2.13%
Credit spread	18.18%	27.15%	19.64%

The 2020 Warrants were accounted for based on the level 3 fair value estimate of the Warrants by using a binomial option pricing model.

The 2020 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at initial recognition and at December 31, 2020 are summarized below:

	December 31,	May 28,
Valuation Date	2020	2020
Price of Common Shares	$0.95	$2.86
Dividend Yield	—%	—%
Historical volatility of Common Shares	116.72%	127.50%
Historical volatility of index	20.74%	18.91%
Volatility input	68.73%	73.21%
Risk-free rate	0.26%	0.32%
Credit spread	14.42%	19.35%

The carrying amounts for the 2017 derivative warrant liability from financing are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Fair value adjustment, December 31, 2018	1,190,630	(8,411,543)	(4,512,848)	(11,733,761)
Balance, Derivative financial liability December 31, 2018	$35,693	$82,523	$72,087	$190,303
Less:
Exercise of 822,192 Series C Warrants	(5,638)	—	—	(5,638)
Fair value adjustment, March 31, 2019	(5,575)	(5,253)	(6,677)	(17,505)

Cancellation of 35,950,340 Series A Warrants	(24,480)	(77,270)	—	(101,750)
Cancellation of 22,431,506 Series E Warrants	—	—	(65,410)	(65,410)
Balance, derivative warrant liability from financing as at December 31, 2019 and 2020	$—	$—	$—	$—

The carrying amounts for the 2020 derivative warrant liability from financing are as follows:

2020 January Warrants
Inception of the January 2020 Warrants (see Note 18(e))	6,145,620
Add: Deferred loss	(223,791)
Less: January 31 exercise 1,241,490 pre-funded warrants	(3,885,746)
Fair value adjustment, January 31 realized gain	(422,102)
Derecognition of deferred loss	93,813
Amortization of deferred loss	30,240
Less: Fair value adjustment, March 31, 2020 unrealized gain	(1,715,390)
Balance, March 31, 2020	$22,644
Less: May 28 exercise 1,185,000 Series A; 991,940 Series B	(969,133)
FV revaluation at May 28 realized loss	957,847
Derecognition of deferred loss	76,473
Amortization of deferred loss	22,488
Less: Fair value adjustment, June 30, 2020 unrealized gain	(45,897)
Balance, June 30, 2020	$64,422
Amortization of deferred loss	5,168
Less: Fair value adjustment, September 31, 2020 unrealized gain	(21,734)
Balance, September 30, 2020	$47,856
Amortization of deferred loss	5,168
Less: Fair value adjustment, December 31, 2020 unrealized gain	(41,677)
Balance, December 31, 2020	$11,347
Number of warrants outstanding as of December 31, 2020	250,000
2020 May Warrants
Inception of the May 2020 Warrants (see Note 18(e))	4,526,732
Add: Deferred loss	(2,464,696)
Amortization of deferred loss	55,709
Less: Fair value adjustment, June 30, 2020 unrealized gain	(1,069,013)
Balance, June 30, 2020	$1,048,732
Less: July 23 exercise 1,424,049 warrants	(2,082,598)
August 17 exercise of 501,000 warrants	(565,221)
Derecognition of deferred loss	1,843,332
Amortization of deferred loss	35,644
Less: Fair value adjustment, September 30, 2020 unrealized gain	(106,350)
Balance, September 30, 2020	$173,539
Amortization of deferred loss	35,644
Less: Fair value adjustment, December 31, 2020 unrealized gain	(465,822)
Balance, December 31, 2020	$(256,639)
Number of warrants outstanding as of December 31, 2020	648,910
2020 June Warrants
Inception of the June 2020 Warrants (see Note 18(e))	2,404,957
Add: Deferred loss	(448,877)
Amortization of deferred loss	8,609
Less: Fair value adjustment, June 30, 2020 unrealized gain	(164,711)
Balance, June 30, 2020	$1,799,978
Amortization of deferred loss	56,571
Less: Fair value adjustment, September 30, 2020 unrealized gain	(489,496)
Balance, September 30, 2020	$1,367,053
Amortization of deferred loss	56,571
Less: Fair value adjustment, December 31, 2020 unrealized gain	(1,472,800)
Balance, December 31, 2020	$(49,176)
Number of warrants outstanding as of December 31, 2020	2,912,277
2020 August Warrants
Inception of the August 2020 Warrants (see Note 18(e))	3,511,115
Add: Deferred loss	(3,167,758)
Amortization of deferred loss	212,630
Less: Fair value adjustment, September 30, 2020 unrealized gain	(1,315,978)
Balance, September 30, 2020	$(759,991)
Amortization of deferred loss	399,224
Less: Fair value adjustment, December 31, 2020 unrealized gain	(1,834,325)
Balance, December 31, 2020	$(2,195,092)
Number of warrants outstanding as of December 31, 2020	3,399,579
2020 December Warrants
Inception of the December 2020 Warrants (see Note 18(e))	2,051,657
Add: Deferred loss	(1,278,414)
Amortization of deferred loss	40,279
Less: Fair value adjustment, December 31, 2020 unrealized gain	370,769
Balance, December 31, 2020	$1,184,291
Number of warrants outstanding as of December 31, 2020	6,230,803
2020 Repayment Warrants
Inception of the 2020 Repayment Warrants (see Note 18(e))	161,720
Balance, September 30, 2020	$161,720
Less: Fair value adjustment, December 31, 2020 unrealized gain	(152,272)
Balance, December 31, 2020	$9,448
Number of warrants outstanding as of December 31, 2020	650,296
2020 Settlement Warrants
Inception of the 2020 Settlement Warrants (see Note 18(e))	807,977
Less: Fair value adjustment, June 30, 2020 unrealized gain	(232,042)
Balance, June 30, 2020	$575,935
Less: Fair value adjustment, September 30, 2020 unrealized gain	(58,645)
Balance, September 30, 2020	$517,290
Less: Fair value adjustment, December 31, 2020 unrealized gain	(315,617)
Balance, December 31, 2020	$201,673
Number of warrants outstanding as of December 31, 2020	500,000

The carrying amounts for the 2017 Notes, 2019 Notes, and 2020 Notes are as follows:

2017 Convertible Notes
Balance, convertible notes December 31, 2018	14,617,336
Less: Exercise of 11,197,000 convertible notes	(13,095,938)
Fair value adjustment	3,878,791
Balance, convertible notes December 31, 2019	$5,400,189
Fair value adjustment, (unrealized) loss due to changes in credit spread	(17,122)
Fair value adjustment, March 31, 2020 unrealized gain	(1,599,573)
Balance, convertible notes March 31, 2020	$3,783,494
Less: Exercise of 1,016,000 convertible notes	(1,293,093)
Fair value adjustment Settlement Warrants	(807,977)
Fair value adjustment at maturity realized loss	1,214,576
Re-payment of convertible note	(2,897,000)
Balance, convertible notes December 31, 2020	$—
2017 Convertible Notes, current	$—
2017 Convertible Notes, non-current	$—

2019 Convertible Notes
Fair value, May 16, 2019	9,775,000
Fair value adjustment,	(509,520)
Balance, convertible notes December 31, 2019	$9,265,480
Fair value adjustment, March 31, 2020 unrealized gain	(1,533,410)
Fair value adjustment, March 31, 2020 realized loss	143,750
Fair value adjustment, (unrealized) loss due to changes in credit spread	(1,421,063)
Balance, convertible notes March 31, 2020	$6,454,757
Fair value adjustment, June 30, 2020 unrealized loss	1,370,016
Fair value adjustment, June 30, 2020 realized gain	(413,681)
Fair value adjustment, (unrealized) loss due to changes in credit spread	2,303,406
Balance, convertible notes June 30, 2020	$9,714,498
Re-payment of convertible note July 23 conversion	(3,613,341)
Re-payment of convertible note August 17 conversion	(1,263,884)
Fair value adjustment, Repayment warrants	(161,720)
Fair value adjustment, September 30, 2020 unrealized loss	136,921
Fair value adjustment, September 30, 2020 realized loss	1,034,861
Fair value adjustment, (unrealized) loss due to changes in credit spread	110,229
Balance, convertible notes September 30, 2020	$5,957,564
Fair value adjustment, December 31, 2020 unrealized loss	66,203
Fair value adjustment, December 31, 2020 realized gain	(128,776)
Fair value adjustment, (unrealized) loss due to changes in credit spread	300,366
Balance, convertible notes December 31, 2020	$6,195,357
2019 Convertible Notes, current	$38,633
2019 Convertible Notes, non-current	$6,156,724

2020 Convertible Notes
Fair value, May 26, 2020	6,449,634
Add: Deferred loss	(3,511,670)
Amortization of deferred loss	79,373
Fair value adjustment, June 30, 2020 unrealized gain	(438,810)
Fair value adjustment, June 30, 2020 realized loss	34,985
Fair value adjustment, (unrealized) loss due to changes in credit spread	5,736
Balance, convertible notes June 30, 2020	$2,619,248
Add: Amortization of deferred loss	216,282
Fair value adjustment, September 30, 2020 unrealized gain	(186,531)
Fair value adjustment, September 30, 2020 realized loss	99,712
Fair value adjustment, (unrealized) loss due to changes in credit spread	48,015
Balance, convertible note September 30, 2020	$2,796,726
Add: Amortization of deferred loss	221,283
Fair value adjustment, December 31, 2020 unrealized gain	(450,279)
Fair value adjustment, December 31, 2020 realized gain	(97,172)
Fair value adjustment, (unrealized) loss due to changes in credit spread	145,644
Balance, convertible note December 31, 2020	$2,616,202
2020 Convertible Notes, current	$37,525
2020 Convertible Notes, non-current	$2,578,677

Derivative liability – January 2020 warrants	11,347
Derivative liability – May 2020 warrants	(256,639)
Derivative liability – June 2020 warrants	(49,176)
Derivative liability – August 2020 warrants	(2,195,092)
Derivative liability – December 2020 warrants	1,184,291
Derivative liability – Repayment warrants	9,448
Derivative liability – Settlement warrants	201,673
Balance, 2020 Convertible notes and warrants and derivative liabilities	$1,522,054
2020 Convertible notes and warrants and derivative liabilities, current	$37,525
2020 Convertible notes and warrants and derivative liabilities , non-current	$1,484,529